Fair value measurement - Warrants schedule (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Continuity schedule
Balance, beginning of period	$ 290,152
Balance, end of period	989,507
Public warrants
Continuity schedule
Balance, beginning of period	4,335	$ 5,174
Change in fair value	8,039	(401)
Balance, end of period	12,374	4,773
Private Placement Warrants
Continuity schedule
Balance, beginning of period	3,108	3,266
Promissory note conversion warrants	102
Issuance of warrants		480
Change in fair value	5,940	(325)
Balance, end of period	9,150	$ 3,421
Mezz Warrants
Continuity schedule
Issuance of warrants	13,665
Change in fair value	(355)
Balance, end of period	$ 13,310